Offsets	Jan. 27, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	F-1
File Number	333-292480
Initial Filing Date	Dec. 30, 2025
Fee Offset Claimed	$ 2,199.93
Explanation for Claimed Amount	Estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low sales price per share of Class A Ordinary Shares (pre Reverse Stock Split) as reported on the Nasdaq Capital Market on December 23, 2025 (such date being within five business days of the date that this registration statement was filed with the Securities and Exchange Commission).
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Baiya International Group Inc.
Form or Filing Type	F-1
File Number	333-292480
Filing Date	Dec. 30, 2025
Fee Paid with Fee Offset Source	$ 2,199.93